Note 18 - Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$32,414	$32,414	$28,520	$28,520
Restricted cash	34	34	35	35
Short-term investments	6,172	6,172	17,601	17,601
Long-term investments	10,445	10,445	3,112	3,112